Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure of property, plant and equipment [text block]
9.	Property, plant and equipment
Changes to property, plant and equipment during 2020 and 2019 consisted of the following:

(Euros in thousands)	Laboratory equipment	Computer equipment	Office equipment	Total

Cost as of January 1, 2019	11,222	2,439	1,455	15,116
Impact of IFRS 16 adoption	(441)	—	—	(441)
Cost as of January 1, 2019, adjusted	10,781	2,439	1,455	14,675
Additions	2,204	515	297	3,016
Disposals	(314)	(2)	—	(316)
Currency translation differences	52	4	1	57

Cost as of December 31, 2019	12,723	2,956	1,753	17,432

Accumulated depreciation as of January 1, 2019	8,279	1,793	1,037	11,109
Additions	1,219	256	322	1,797
Disposals	(218)	(1)	—	(219)
Currency translation differences	23	2	—	25

Accumulated depreciation as of December 31, 2019	9,303	2,050	1,359	12,712

Net book value as of December 31, 2019	3,420	906	394	4,720

Cost as of January 1, 2020	12,723	2,956	1,753	17,432
Additions	3,545	406	1,427	5,379
Disposals	1	—	6	7
Currency translation differences	299	40	28	367

Cost as of December 31, 2020	15,968	3,322	3,146	22,437

Accumulated depreciation as of January 1, 2020	9,303	2,050	1,359	12,712
Additions	1,384	404	315	2,102
Disposals	1	—	6	7
Currency translation differences	210	26	3	239

Accumulated depreciation as of December 31, 2020	10,476	2,428	1,665	14,568

Net book value as of December 31, 2020	5,493	894	1,481	7,868

Depreciation expense is included in the following line items of the Consolidated Statement of Loss:

	Year ended December 31,
	2020	2019	2018
	(Euros in thousands)
Research and development expenses	1,503	1,315	1,757
General and administrative expenses	600	482	301

Total	2,103	1,797	2,058